SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash	$ 1,227,654	$ 2,129,801
Reserve for returns	$ 0
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years